Shareholder Fees	Nov. 18, 2025
First Trust Enhanced Stocks Bonds & Gold ETF | First Trust Enhanced Stocks Bonds & Gold ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%